Note 10 - Lease - Operating Lease Disclosure (Details) $ in Thousands	3 Months Ended
Mar. 31, 2019 USD ($)
Operating cash flows used in operating lease	$ 124
Weighted average remaining lease term (Year)	4 years 237 days
Weighted average discount rate	9.05%